Expenses from Ordinary Activities (Details) - Schedule of Expenses from Ordinary Activities - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Research and Development Expenses (1)
Employee expenses	[1]	$ 2,720,345	$ 2,517,516	$ 2,169,420
Other research and development expenses		10,478,238	12,228,260	10,114,428
General and Administration Expenses
Depreciation on fixed assets		37,854	17,848	18,662
Depreciation on leased assets		64,409	36,366	56,707
Employee expenses (non R&D related)		926,314	705,541	1,556,078
Consultant and director expenses		320,500	390,896	852,369
Audit, internal control and other assurance expenses		238,728	220,798	220,198
Corporate compliance expenses		457,215	401,741	692,895
Insurance expenses		721,732	655,990	531,877
Office rental		68,634	79,329	87,612
Other administrative and office expenses		1,032,843	911,347	718,520
Share based payment expenses		966,571	1,506,122	1,950,563
Corporate advisory expenses		204,621	587,937	252,361
Other gains and losses
Foreign exchange (gain)/loss		$ (917,650)	$ (2,722,430)	$ 297,111

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.